EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
SCHEDULE OF SHARES AVAILABLE FOR FUTURE REPURCHASES
As of December 31, 2024, the Company held 126,834 of the Company's Ordinary Shares, and 873,166 shares remained available for future repurchases under the Program. Share repurchase activities are as follows for the year ended December 31, 2024:

2024

Shares repurchased (1)	126,834
Average purchase price per share	$9.80
Aggregate purchase price	$1,242,773
(1)None of the Ordinary Shares repurchased were retired or reissued for the year ended December 31, 2024.